Investor Class | T. Rowe Price Global Infrastructure Fund
T. Rowe Price Global Infrastructure Fund SUMMARY
Investment Objective
The fund seeks to provide long-term growth of capital.
Income is a secondary objective.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Investor Class T. Rowe Price Global Infrastructure Fund
Maximum sales charge (load) imposed on purchases		none
Maximum deferred sales charge (load)		none
Redemption fee	[1]	none
Maximum account fee	[2]	20
[1]	The fund previously charged a 2.00% redemption fee. In light of a proposed merger of the fund into the T. Rowe Price Real Assets Fund, the redemption fee was eliminated effective November 20, 2013.
[2]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class T. Rowe Price Global Infrastructure Fund
Management fees		0.80%
Distribution and service (12b-1) fees		none
Other expenses		0.88%
Total annual fund operating expenses		1.68%
Fee waiver/expense reimbursement	[1]	(0.58%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[1]	1.10%
[1]	T. Rowe Price Associates, Inc. has agreed (through February 29, 2016) to waive its fees and/or bear any expenses (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees) that would cause the fund's ratio of expenses to average daily net assets to exceed 1.10%. Termination of the agreement would require approval by the fund's Board of Directors. Fees waived and expenses paid under this agreement (and a previous limitation of 1.10%) are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the fund's expense ratio is below 1.10%. However, no reimbursement will be made more than three years after the waiver or payment, or if it would result in the expense ratio exceeding 1.10% (excluding interest, expenses related to borrowings, taxes and brokerage, extraordinary expenses, and acquired fund fees).

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the fund’s operating expenses remain the same, and the expense limitation currently in place is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Investor Class T. Rowe Price Global Infrastructure Fund	112	413	800	1,887

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 43.8% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund normally invests at least 80% of its net assets (including any borrowings for investment purposes) in the securities of infrastructure-related companies throughout the world, including the U.S. The fund defines an infrastructure-related company as any company that derives at least 50% of its revenues or profits, either directly or indirectly, from the infrastructure industry or commits at least 50% of assets to activities related to the infrastructure industry. Under normal conditions, the fund invests in at least five countries and at least 40% of its net assets will be invested in companies outside the U.S. (at least 30% of its net assets will be invested in companies outside the U.S. if foreign market conditions are not favorable).

Infrastructure refers to the systems of transportation, communication, energy and other essential services required for the normal functioning of society. Infrastructure assets are the physical structures and networks that provide these necessary services.

For purposes of selecting investments in infrastructure-related companies, the fund defines the infrastructure industry broadly. It includes companies involved in the following businesses and activities, among others:
  building, operation, or maintenance of airports, marine ports, toll roads, bridges, railways, and other transportation systems;
  telecommunications, wireless, satellite, cable and other communications networks;
  power generation, storage, and distribution;
  utilities such as electricity, oil, gas, water, sewage, and other public services;
  construction and operation of social infrastructure such as courthouses, hospitals, and schools; and
  providing services and materials necessary for the construction and operation of infrastructure assets.
The fund may invest in companies of any size and will shift assets between different types of companies within the infrastructure industry based on prevailing market conditions. While the fund invests with an awareness of the global economic backdrop and its outlook for industry sectors and individual countries, security selection is based on fundamental, bottom-up analysis that seeks to identify high-quality companies with both good appreciation prospects and some income-producing potential. We analyze the characteristics and investment prospects of a particular security and generally favor companies with characteristics such as attractive industry position, compelling business model, strong management, and reasonable stock price valuation.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Important Note About the Fund:

On November 11, 2013, the fund's Board of Directors approved a proposed merger under which the assets of the fund would be transferred to the T. Rowe Price Real Assets Fund ("Real Assets Fund") in exchange for shares of the Real Assets Fund.

The merger is still subject to the approval of a majority of the fund's shareholders. However, only shareholders who held shares of the fund at the close of business on January 30, 2014, the "record date," are eligible to vote on a plan of reorganization in connection with the proposed merger. Voting instructions and proxy materials, which provide the rationale for the proposal and detailed information regarding the proposed merger, were mailed to those shareholders of record in early February, and the special shareholder meeting is expected to be held on April 30, 2014. If the proposal is approved by a majority of the fund's shareholders, the merger is expected to take place on or around May 16, 2014, at which point fund shareholders will receive shares of the Real Assets Fund representing the same total value as their shares of the fund on that date. The merger will be structured as a tax-free exchange for shareholders of the fund, although it is expected that the fund will declare a taxable distribution to its shareholders shortly before the merger is consummated.

The fund will continue to be managed in accordance with its investment program until approximately one week prior to the execution of the merger. During the week prior to the merger, it is anticipated that the Global Infrastructure Fund will sell substantially all of its portfolio holdings and use those proceeds to purchase holdings that are suitable for the Real Assets Fund, which will then be transferred to the Real Assets Fund as part of the merger. During this week, the Global Infrastructure Fund will continue to be managed in accordance with applicable investment policies and restrictions, although it is expected that the fund will depart from its investment policy requiring it to normally invest at least 80% of its net assets in the securities of infrastructure-related companies.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. If the proposed merger is completed, the fund’s overall risk profile will change in accordance with the risks associated with the Real Assets Fund’s investment program. While both the fund and Real Assets Fund invest globally and are geared toward inflation-sensitive investors, the Real Assets Fund offers broader diversification across asset sectors and a stronger focus on inflation protection. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

International investing risk Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. companies. International securities tend to be more volatile and less liquid than investments in U.S. securities, and may lose value because of adverse political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, international investments are subject to settlement practices, and regulatory and financial reporting standards, that differ from those of the U.S. These risks are heightened for the fund’s investments in emerging markets.

Industry risk A fund that focuses its investments in specific industries or sectors is more susceptible to developments affecting those industries and sectors than a more broadly diversified fund. Because the fund focuses its investments in infrastructure-related companies, the fund will be more susceptible to developments affecting countries’ infrastructure than a more broadly diversified fund would be and may perform poorly during a downturn in one or more industries related to infrastructure. Infrastructure-related companies can be negatively affected by adverse economic and political developments, as well as changes in regulations, environmental problems, casualty losses and increases in interest rates.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the year depicted.
Global Infrastructure Fund Calendar Year Returns

	Quarter	Total
	Ended	Return
Best Quarter	3/31/12	8.40%
Worst Quarter	9/30/11	-14.72%

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2013
Average Annual Total Returns Investor Class	1 Year	Since inception		Inception Date
T. Rowe Price Global Infrastructure Fund	14.13%	7.44%		Jan. 27, 2010
T. Rowe Price Global Infrastructure Fund Returns after taxes on distributions	13.68%	7.12%		Jan. 27, 2010
T. Rowe Price Global Infrastructure Fund Returns after taxes on distributions and sale of fund shares	8.64%	6.04%		Jan. 27, 2010
T. Rowe Price Global Infrastructure Fund UBS World Infrastructure & Utilities Index (reflects no deduction for fees, expenses, or taxes)	13.75%	6.78%
T. Rowe Price Global Infrastructure Fund Lipper Specialty/Miscellaneous Funds Average	7.16%	10.05%	[1]	Jan. 31, 2010
[1]	Returns as of 1/31/10.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.